Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

35.Subsequent events

35.1  Incorporation of RRA Ferreira ME. (‘’Neemo”)

On February 1, 2021, Linx Sistemas e Consultoria Ltda., A wholly-owned subsidiary of the Company incorporated the subsidiary RRA Ferreira ME. (‘’Neemo”), which operates on personalized delivery solutions through the integration of the establishment’s delivery application and its e-commerce platform.